CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation expenses	$ 120.3	$ 370.0	$ 360.2
Cost of revenues
Share-based compensation expenses	0.3	0.2	0.2
Product development
Share-based compensation expenses	10.1	20.9	8.8
Sales, general and administrative
Share-based compensation expenses	$ 46.2	$ 10.2	$ 0.6